Financial Risk Management and Fair Values of Financial Instruments - Schedule of Movement of Expected Credit Losses (Details) - Movement of ECL [Member]	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Movement of Expected Credit Losses [Line Items]
Balance at beginning	RM 743,860		RM 82,597	RM 15,682
Provision for expected credit loss on trade receivables	286,974		661,263	66,915
Balance at ending	1,030,834	$ 254,150	743,860	82,597
Balance at ending (in Dollars)	RM 1,030,834		RM 743,860	RM 82,597